Schedule of investments
Delaware Ivy VIP Corporate Bond
March 31, 2024 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.00%
GNMA Series 2005-23 IO6/17/45 •	3,486	$ 0
Total Agency Collateralized Mortgage Obligations (cost $11)		0

Corporate Bonds — 96.46%
Banking — 24.00%
Banco Santander 5.538% 3/14/30 μ	1,600,000	1,600,415
Bank of America
2.482% 9/21/36 μ	2,415,000	1,932,919
5.468% 1/23/35 μ	2,450,000	2,466,898
5.819% 9/15/29 μ	9,630,000	9,877,569
6.204% 11/10/28 μ	345,000	357,048

Bank of Montreal 7.70% 5/26/84 μ	2,225,000	2,256,708
Bank of New York Mellon 4.70% 9/20/25 μ, ψ	4,260,000	4,190,704
Barclays
6.036% 3/12/55 μ	555,000	578,281
6.224% 5/9/34 μ	3,215,000	3,317,700
9.625% 12/15/29 μ, ψ	2,890,000	3,071,787

BPCE 144A 5.716% 1/18/30 #, μ	1,730,000	1,739,044
Citigroup
5.174% 2/13/30 μ	7,120,000	7,088,871
5.61% 9/29/26 μ	971,000	972,786

Citizens Bank 6.064% 10/24/25 μ	2,565,000	2,555,097
Credit Agricole
144A 5.365% 3/11/34 #	2,770,000	2,779,456
144A 6.316% 10/3/29 #, μ	4,600,000	4,771,256
Deutsche Bank
6.72% 1/18/29 μ	660,000	682,956
6.819% 11/20/29 μ	2,351,000	2,459,085
7.146% 7/13/27 μ	2,185,000	2,246,317
Fifth Third Bancorp
5.631% 1/29/32 μ	2,310,000	2,313,889
6.361% 10/27/28 μ	1,002,000	1,025,815

Fifth Third Bank 5.852% 10/27/25 μ	1,100,000	1,099,265
Goldman Sachs Bank USA 5.283% 3/18/27 μ	4,195,000	4,194,125
Goldman Sachs Group 6.484% 10/24/29 μ	2,880,000	3,031,035
Huntington National Bank
4.552% 5/17/28 μ	1,858,000	1,802,260
5.699% 11/18/25 μ	1,100,000	1,093,784

ING Groep 6.083% 9/11/27 μ	990,000	1,002,575
JPMorgan Chase & Co.
1.764% 11/19/31 μ	4,100,000	3,323,089
5.336% 1/23/35 μ	2,245,000	2,254,625
6.254% 10/23/34 μ	3,565,000	3,810,444
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
JPMorgan Chase & Co.
6.875% μ, ψ	2,650,000	$ 2,748,771
KeyBank
4.15% 8/8/25	1,446,000	1,406,052
5.85% 11/15/27	930,000	922,790
KeyCorp
3.878% 5/23/25 μ	1,300,000	1,294,195
6.401% 3/6/35 μ	1,755,000	1,793,296
Morgan Stanley
2.484% 9/16/36 μ	1,740,000	1,376,925
5.173% 1/16/30 μ	1,470,000	1,471,714
5.466% 1/18/35 μ	5,460,000	5,510,877
6.138% 10/16/26 μ	1,135,000	1,148,362
6.407% 11/1/29 μ	1,775,000	1,861,972
6.627% 11/1/34 μ	2,720,000	2,977,474
PNC Financial Services Group
5.676% 1/22/35 μ	1,515,000	1,529,483
6.875% 10/20/34 μ	1,280,000	1,402,368

Popular 7.25% 3/13/28	3,275,000	3,358,438
Societe Generale 144A 7.132% 1/19/55 #, μ	1,940,000	1,938,183
State Street
4.993% 3/18/27	2,185,000	2,189,877
6.123% 11/21/34 μ	3,585,000	3,739,209
SVB Financial Group
4.00% 5/15/26 ‡, ψ	1,360,000	24,650
4.57% 4/29/33 ‡	1,320,000	837,375

Truist Financial 4.95% 9/1/25 μ, ψ	2,850,000	2,803,213
UBS Group
144A 5.699% 2/8/35 #, μ	870,000	874,798
144A 9.25% 11/13/28 #, μ, ψ	2,525,000	2,742,087
US Bancorp
2.491% 11/3/36 μ	2,300,000	1,810,917
4.653% 2/1/29 μ	1,950,000	1,912,075
5.384% 1/23/30 μ	685,000	688,203
5.678% 1/23/35 μ	1,550,000	1,565,735
6.787% 10/26/27 μ	935,000	968,467

Wells Fargo Bank 5.254% 12/11/26	4,065,000	4,081,868
		134,875,177
Basic Industry — 2.58%
BHP Billiton Finance USA 5.25% 9/8/30	900,000	915,706
Freeport-McMoRan 5.45% 3/15/43	6,210,000	5,950,635
LYB International Finance III
3.625% 4/1/51	5,140,000	3,644,540
5.50% 3/1/34	1,420,000	1,423,197

Sherwin-Williams 2.90% 3/15/52	3,920,000	2,555,643
		14,489,721
NQ- IV092 [0324] 0524 (3566329)    1

Schedule of investments
Delaware Ivy VIP Corporate Bond   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Brokerage — 1.48%
Jefferies Financial Group
2.625% 10/15/31	5,795,000	$ 4,777,307
5.875% 7/21/28	445,000	453,253
6.05% 3/12/25	2,215,000	2,217,489
6.50% 1/20/43	810,000	850,383
		8,298,432
Capital Goods — 6.60%
Amphenol 2.20% 9/15/31	4,080,000	3,378,672
Ardagh Metal Packaging Finance USA 144A 4.00% 9/1/29 #	1,705,000	1,376,168
Ashtead Capital
144A 1.50% 8/12/26 #	3,565,000	3,248,951
144A 2.45% 8/12/31 #	260,000	211,303
144A 5.80% 4/15/34 #	1,530,000	1,529,148
144A 5.95% 10/15/33 #	990,000	1,001,642
BAE Systems
144A 5.125% 3/26/29 #	2,855,000	2,866,291
144A 5.30% 3/26/34 #	2,615,000	2,629,099

Boeing 2.196% 2/4/26	5,620,000	5,263,839
Howmet Aerospace
3.00% 1/15/29	3,735,000	3,376,643
5.95% 2/1/37	2,175,000	2,253,020

L3Harris Technologies 5.25% 6/1/31	2,120,000	2,116,756
Northrop Grumman 5.20% 6/1/54	2,770,000	2,699,915
Pactiv Evergreen Group Issuer 144A 4.00% 10/15/27 #	1,495,000	1,396,324
RTX 4.80% 12/15/43	1,245,000	1,135,797
Sealed Air 144A 7.25% 2/15/31 #	1,155,000	1,202,281
Waste Connections 3.50% 5/1/29	1,479,000	1,392,263
		37,078,112
Communications — 8.17%
American Tower
2.30% 9/15/31	6,300,000	5,145,545
5.20% 2/15/29	850,000	850,006
5.45% 2/15/34	850,000	851,707

AT&T 3.50% 9/15/53	5,290,000	3,735,187
CCO Holdings
144A 4.75% 2/1/32 #	1,070,000	874,285
144A 6.375% 9/1/29 #	470,000	446,214

Cellnex Finance 144A 3.875% 7/7/41 #	3,610,000	2,835,725
Charter Communications Operating
3.85% 4/1/61	3,225,000	1,915,651
3.90% 6/1/52	1,115,000	709,869

Comcast 3.90% 3/1/38	7,780,000	6,784,526
Discovery Communications 4.00% 9/15/55	1,495,000	1,023,957
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Rogers Communications
5.00% 2/15/29	1,680,000	$ 1,669,035
5.30% 2/15/34	3,190,000	3,162,745

Sprint Capital 6.875% 11/15/28	2,740,000	2,922,024
Sprint Spectrum 144A 4.738% 3/20/25 #	966,250	961,090
T-Mobile USA
3.30% 2/15/51	425,000	297,406
4.375% 4/15/40	575,000	512,404
5.50% 1/15/55	1,370,000	1,368,387
5.75% 1/15/34	2,665,000	2,776,725
Verizon Communications
2.65% 11/20/40	1,250,000	881,350
2.875% 11/20/50	1,540,000	1,006,703
4.50% 8/10/33	2,460,000	2,353,412
5.50% 2/23/54	1,035,000	1,046,932

VZ Secured Financing 144A 5.00% 1/15/32 #	705,000	605,999
Warnermedia Holdings 6.412% 3/15/26	1,205,000	1,205,025
		45,941,909
Consumer Cyclical — 5.19%
Alimentation Couche-Tard
144A 5.267% 2/12/34 #	3,910,000	3,901,515
144A 5.617% 2/12/54 #	380,000	383,882

Aptiv 3.10% 12/1/51	3,098,000	1,955,830
Ford Motor Credit
5.80% 3/5/27	2,230,000	2,239,197
5.80% 3/8/29	1,535,000	1,541,819
6.798% 11/7/28	820,000	856,378
6.95% 3/6/26	1,075,000	1,095,943
6.95% 6/10/26	1,460,000	1,492,133
General Motors
5.40% 4/1/48	1,874,000	1,720,591
5.95% 4/1/49	590,000	582,307
6.25% 10/2/43	1,280,000	1,310,752

General Motors Financial 5.75% 2/8/31	800,000	808,953
Hyundai Capital America 144A 5.30% 3/19/27 #	2,330,000	2,331,021
Toyota Motor Credit 5.25% 9/11/28	5,195,000	5,287,304
VICI Properties
4.95% 2/15/30	2,230,000	2,158,171
5.75% 4/1/34	1,495,000	1,482,226
		29,148,022
Consumer Non-Cyclical — 10.75%
AbbVie
4.95% 3/15/31	2,675,000	2,695,429
5.35% 3/15/44	4,425,000	4,514,925

2    NQ- IV092 [0324] 0524 (3566329)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Amgen
5.15% 3/2/28	980,000	$ 986,754
5.25% 3/2/30	535,000	543,334
5.25% 3/2/33	4,005,000	4,040,503

Astrazeneca Finance 4.875% 3/3/28	2,040,000	2,045,786
Bunge Limited Finance 2.75% 5/14/31	3,955,000	3,407,581
Campbell Soup
5.20% 3/19/27	1,590,000	1,594,354
5.40% 3/21/34	2,380,000	2,398,981

Cardinal Health 5.125% 2/15/29	2,325,000	2,330,552
Coca-Cola Europacific Partners 144A 0.80% 5/3/24 #	2,270,000	2,260,011
Gilead Sciences
4.80% 4/1/44	1,905,000	1,774,834
5.55% 10/15/53	4,075,000	4,221,032
HCA
3.50% 7/15/51	3,490,000	2,412,695
5.45% 4/1/31	1,355,000	1,362,537
6.00% 4/1/54	2,525,000	2,565,069

JBS USA LUX 3.00% 2/2/29	1,560,000	1,382,401
Merck & Co. 2.75% 12/10/51	6,405,000	4,191,238
Nestle Capital 144A 4.875% 3/12/34 #	4,775,000	4,776,541
Perrigo Finance Unlimited 4.375% 3/15/26	2,350,000	2,288,268
Roche Holdings 144A 4.909% 3/8/31 #	2,620,000	2,632,249
Royalty Pharma
1.20% 9/2/25	1,575,000	1,482,948
3.35% 9/2/51	6,638,000	4,369,989
3.55% 9/2/50	236,000	162,729
		60,440,740
Electric — 11.18%
American Electric Power 5.699% 8/15/25	1,330,000	1,333,233
Appalachian Power 4.50% 8/1/32	2,495,000	2,342,274
Baltimore Gas and Electric 4.25% 9/15/48	1,500,000	1,263,300
Berkshire Hathaway Energy 2.85% 5/15/51	2,085,000	1,344,259
Black Hills 1.037% 8/23/24	1,650,000	1,620,766
CenterPoint Energy Houston Electric 5.20% 10/1/28	1,870,000	1,903,101
Commonwealth Edison
2.75% 9/1/51	2,500,000	1,552,188
3.65% 6/15/46	3,000,000	2,312,197
Constellation Energy Generation
5.60% 3/1/28	1,460,000	1,487,725
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
Constellation Energy Generation
5.75% 3/15/54	2,250,000	$ 2,255,368

Consumers Energy 4.60% 5/30/29	2,790,000	2,759,472
DTE Energy 5.10% 3/1/29	1,965,000	1,957,972
Duke Energy Indiana 5.40% 4/1/53	1,400,000	1,375,240
Edison International 8.125% 6/15/53 μ	1,457,000	1,510,463
Eversource Energy 5.45% 3/1/28	1,510,000	1,529,391
Fells Point Funding Trust 144A 3.046% 1/31/27 #	1,205,000	1,130,904
Indianapolis Power & Light 144A 5.70% 4/1/54 #	1,355,000	1,359,565
NextEra Energy Capital Holdings
3.00% 1/15/52	5,504,000	3,562,526
5.55% 3/15/54	1,070,000	1,063,832

Niagara Mohawk Power 144A 5.664% 1/17/54 #	845,000	841,427
Northern States Power 5.40% 3/15/54	2,925,000	2,947,944
Oglethorpe Power
3.75% 8/1/50	5,485,000	3,978,842
4.50% 4/1/47	1,450,000	1,207,222
5.25% 9/1/50	590,000	553,368
144A 6.20% 12/1/53 #	410,000	431,383
Pacific Gas & Electric
3.50% 8/1/50	6,810,000	4,659,010
5.55% 5/15/29	1,175,000	1,185,639

Public Service Co. of Oklahoma 3.15% 8/15/51	1,790,000	1,200,723
San Diego Gas & Electric 3.32% 4/15/50	755,000	535,655
Southern California Edison
4.125% 3/1/48	572,000	462,440
4.70% 6/1/27	686,000	678,706
5.20% 6/1/34	1,870,000	1,852,103
5.65% 10/1/28	1,870,000	1,924,926

Vistra Operations 144A 6.95% 10/15/33 #	6,255,000	6,682,135
		62,805,299
Energy — 9.72%
BP Capital Markets 4.875% 3/22/30 μ, ψ	4,615,000	4,417,226
BP Capital Markets America 2.939% 6/4/51	2,100,000	1,403,138
Cheniere Energy Partners 4.50% 10/1/29	2,710,000	2,581,890
ConocoPhillips 5.55% 3/15/54	3,030,000	3,125,107
Diamondback Energy
3.125% 3/24/31	3,230,000	2,863,159
4.25% 3/15/52	3,025,000	2,451,573

NQ- IV092 [0324] 0524 (3566329)    3

Schedule of investments
Delaware Ivy VIP Corporate Bond   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Diamondback Energy
6.25% 3/15/33	2,195,000	$ 2,341,151
Enbridge
5.75% 7/15/80 μ	3,383,000	3,205,742
6.70% 11/15/53	1,180,000	1,334,763
Energy Transfer
5.95% 5/15/54	1,535,000	1,532,807
6.10% 12/1/28	1,640,000	1,701,664
6.25% 4/15/49	1,405,000	1,443,402
6.50% 11/15/26 μ, ψ	3,935,000	3,866,696
8.00% 5/15/54 μ	705,000	739,990
Enterprise Products Operating
3.30% 2/15/53	4,945,000	3,513,648
5.35% 1/31/33	380,000	388,073
Kinder Morgan
5.00% 2/1/29	730,000	727,450
5.20% 6/1/33	4,375,000	4,310,890
Occidental Petroleum
6.125% 1/1/31	4,331,000	4,489,385
6.20% 3/15/40	678,000	696,166
6.60% 3/15/46	407,000	438,902
Targa Resources Partners
4.00% 1/15/32	1,665,000	1,499,965
5.00% 1/15/28	5,627,000	5,550,612
		54,623,399
Finance Companies — 2.49%
AerCap Ireland Capital DAC
3.00% 10/29/28	4,446,000	4,025,179
5.10% 1/19/29	915,000	910,066
Air Lease
4.125% 12/15/26 μ, ψ	2,362,000	2,052,274
4.625% 10/1/28	765,000	744,951
5.10% 3/1/29	553,000	549,770

Apollo Debt Solutions BDC 144A 6.90% 4/13/29 #	475,000	479,858
Aviation Capital Group
144A 1.95% 1/30/26 #	5,353,000	4,999,117
144A 1.95% 9/20/26 #	255,000	233,097
		13,994,312
Insurance — 5.28%
Aon 2.80% 5/15/30	2,655,000	2,341,094
Aon North America
5.125% 3/1/27	845,000	850,357
5.30% 3/1/31	3,265,000	3,291,698
5.75% 3/1/54	815,000	836,307
Athene Global Funding
144A 1.985% 8/19/28 #	5,915,000	5,112,452
144A 2.717% 1/7/29 #	2,435,000	2,149,375
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance (continued)
Athene Holding
3.45% 5/15/52	1,310,000	$ 860,774
6.25% 4/1/54	1,075,000	1,092,289

Berkshire Hathaway Finance 3.85% 3/15/52	1,082,000	875,742
Hartford Financial Services Group 2.90% 9/15/51	2,590,000	1,704,644
New York Life Global Funding
144A 4.70% 1/29/29 #	1,796,000	1,778,069
144A 5.45% 9/18/26 #	2,195,000	2,213,696

Principal Life Global Funding II 144A 3.00% 4/18/26 #	1,000,000	955,839
UnitedHealth Group
4.90% 4/15/31	1,990,000	1,991,810
5.375% 4/15/54	3,580,000	3,643,754
		29,697,900
Natural Gas — 0.85%
Sempra 4.875% 10/15/25 μ, ψ	1,305,000	1,280,132
Southern California Gas
4.30% 1/15/49	2,505,000	2,074,960
5.20% 6/1/33	1,400,000	1,402,428
		4,757,520
Real Estate Investment Trusts — 0.66%
Extra Space Storage
2.35% 3/15/32	1,017,000	814,342
2.55% 6/1/31	3,485,000	2,901,303
		3,715,645
Technology — 6.84%
Apple 2.70% 8/5/51	2,300,000	1,523,756
Autodesk
2.40% 12/15/31	1,390,000	1,164,743
2.85% 1/15/30	5,231,000	4,678,121

Broadcom 144A 3.469% 4/15/34 #	3,248,000	2,784,382
CDW
2.67% 12/1/26	815,000	757,618
3.276% 12/1/28	4,550,000	4,155,583

Cisco Systems 4.95% 2/26/31	2,765,000	2,790,837
CoStar Group 144A 2.80% 7/15/30 #	2,431,000	2,074,671
Entegris 144A 5.95% 6/15/30 #	955,000	944,612
Equinix 2.625% 11/18/24	4,895,000	4,797,247
Marvell Technology 1.65% 4/15/26	2,255,000	2,098,092
Microchip Technology 0.983% 9/1/24	2,685,000	2,630,797
Oracle
3.60% 4/1/50	3,931,000	2,842,301
6.125% 7/8/39	4,070,000	4,258,795

4    NQ- IV092 [0324] 0524 (3566329)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)

Sensata Technologies 144A 3.75% 2/15/31 #	1,115,000	$ 965,609
		38,467,164
Transportation — 0.67%
Burlington Northern Santa Fe 2.875% 6/15/52	4,215,000	2,763,990
ERAC USA Finance 144A 5.00% 2/15/29 #	1,020,000	1,022,297
		3,786,287
Total Corporate Bonds (cost $546,509,171)		542,119,639

Municipal Bonds — 0.22%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 2.986% 7/1/24 ^	8,261	8,179
Series A-1 4.00% 7/1/35	36,981	36,354
GDB Debt Recovery Authority of Puerto Rico Revenue
7.50% 8/20/40	1,208,432	1,160,095
Total Municipal Bonds (cost $1,197,231)		1,204,628
	Number of shares
Short-Term Investments — 2.70%
Money Market Mutual Funds — 2.70%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	3,793,329	3,793,329
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	3,793,329	3,793,329
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.34%)	3,793,329	3,793,329
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	3,793,328	$ 3,793,328
Total Short-Term Investments (cost $15,173,315)		15,173,315

Total Value of Securities—99.38% (cost $562,879,728)		558,497,582
Receivables and Other Assets Net of Liabilities—0.62%		3,492,884
Net Assets Applicable to 120,371,299 Shares Outstanding—100.00%		$561,990,466
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2024, the aggregate value of Rule 144A securities was $88,473,051, which represents 15.74% of the Portfolio’s net assets.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Summary of abbreviations:
DAC – Designated Activity Company
GNMA – Government National Mortgage Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month

NQ- IV092 [0324] 0524 (3566329)    5